OTHER PROVISIONS	12 Months Ended
Dec. 31, 2022
OTHER PROVISIONS [Abstract]
OTHER PROVISIONS

NOTE 20 - OTHER PROVISIONS

	Current liabilities		Non-current liabilities		Total Liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Provision for contingencies (1)
Tax contingencies	8,733	24,330	617,692	490,217	626,425	514,547
Civil contingencies	5,490	3,154	119,483	92,955	124,973	96,109
Labor contingencies	350	388	175,212	98,254	175,562	98,642
Other	-	-	13,180	21,855	13,180	21,855
Provision for European
Commission investigation (2)	-	-	2,397	9,300	2,397	9,300

Total other provisions (3)	14,573	27,872	927,964	712,581	942,537	740,453

(1)	Provisions for contingencies:

The tax contingencies correspond to litigation and tax criteria related to the tax treatment applicable to direct and indirect taxes, which are found in both administrative and judicial stage.

The civil contingencies correspond to different demands of civil order filed against the Company.

The labor contingencies correspond to different demands of labor order filed against the Company.

The Provisions are recognized in the consolidated income statement in administrative expenses or tax expenses, as appropriate.

(2)	Provision made for proceedings brought by the European Commission for possible breaches of free competition in the freight market.

(3)	Total other provision as of December 31, 2022, and December 31, 2021, include the fair value of the contingencies arising at the time of the business combination with TAM S.A and subsidiaries, with a probability of loss under 50%, which wold not be provided for except in the context of a business combination in accordance with IFRS 3.

Movement of provisions:

		European
	Legal	Commission	Onerous
	claims (1)	Investigation (2)	Contracts	Total
	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2020	282,392	9,217	-	291,609
Increase in provisions	408,078	-	44,000	452,078
Provision used	(47,238)	-	-	(47,238)
Difference by subsidiaries conversion	(58,654)	-	-	(58,654)
Reversal of provision	(25,563)	-	-	(25,563)
Exchange difference	(979)	880	-	(99)
Closing balance as of December 31, 2020	558,036	10,097	44,000	612,133

Opening balance as of January 1, 2021	558,036	10,097	44,000	612,133
Increase in provisions	403,229	-	-	403,229
Provision used	(84,497)	-	-	(84,497)
Difference by subsidiaries conversion	(25,531)	-	-	(25,531)
Reversal of provision	(119,029)	-	(44,000)	(163,029)
Exchange difference	(1,055)	(797)	-	(1,852)
Closing balance as of December 31, 2021	731,153	9,300	-	740,453

Opening balance as of January 1, 2022	731,153	9,300	-	740,453
Increase in provisions	687,558	-	-	687,558
Provision used	(63,087)	-	-	(63,087)
Difference by subsidiaries conversion	28,655	-	-	28,655
Reversal of provision	(427,979)	(6,630)	-	(434,609)
Exchange difference	(16,160)	(273)	-	(16,433)

Closing balance as of December 31, 2022	940,140	2,397	-	942,537

(1)	Accumulated balances include a judicial deposit delivered in guarantee, with respect to the “Fundo Aeroviario” (FA), for MUS$ 74, made in order to suspend the collection and the application of a fine. The Company is discussing in Court the constitutionality of the requirement made by FA calculated at the ratio of 2.5% on the payroll in a legal claim. Initially the payment of said contribution was suspended by a preliminary judicial decision and about 10 years later, this same decision was reversed. As the decision is not final, the Company has deposited the amounts until that date, in order to avoid collection processing and the application of the fine.

Finally, if the final decision is favorable to the Company, the deposit made and payments made later will return to TAM. On the other hand, if the court confirms the first decision, said deposit will become a final payment in favor of the Government of Brazil. The procedural stage as of December 31, 2022 is described in Note 30 under in the Role of the case 2001.51.01.012530-0.

(2)	European Commission Provision

Provision constituted on the occasion of the process initiated in December 2007 by the General Competition Directorate of the European Commission against more than 25 cargo airlines, among which is Lan Cargo SA, which forms part of the global investigation initiated in 2006 for possible infractions of free competition in the air cargo market, which was carried out jointly by the European and United States authorities.

With respect to Europe, the General Directorate of Competition imposed fines totaling € 799,445,000 (seven hundred and ninety-nine million four hundred and forty-five thousand Euros) for infractions of European Union regulations on free competition against eleven (11) airlines, among which are LATAM Airlines Group SA and its subsidiary Lan Cargo S.A .,For its part, LATAM Airlines Group S.A. and Lan Cargo S.A., jointly and severally, have been fined for the amount of € 8,220,000 (eight million two hundred twenty thousand euros), for these infractions, an amount that was provisioned in the financial statements of LATAM. On January 24, 2011, LATAM Airlines Group S.A. and Lan Cargo S.A. They appealed the decision before the Court of Justice of the European Union. On December 16, 2015, the European Court resolved the appeal and annulled the Commission’s Decision. The European Commission did not appeal the judgment, but on March 17, 2017, the European Commission again adopted its original decision to impose on the eleven lines original areas, the same fine previously imposed, amounting to a total of € 776,465,000 Euros. In the case of LAN Cargo and its parent, LATAM Airlines Group S.A. imposed the same fine mentioned above. On May 31, 2017 Lan Cargo S.A. and LATAM Airlines Group S.A. requested the annulment of this Decision to the General Court of the European Union. We presented our defense in December 2017. On July 12, 2019, we participated in a hearing before the European Court of Justice in which we confirmed our request for annulment of the decision or a reduction in the amount of the fine instead. On March 30, 2022, the European Court issued its ruling and reduced the amount of our fine from € 8,220,000 Euros to € 2,240,000 Euros. This ruling can be appealed by both parties before June 15, 2022. Likewise, on December 17, 2020, the European Commission had presented a proof of claim for the total amount of the fine of € 8,220,000 Euros before the Court of New York dealing with the financial reorganization procedure requested by LATAM Airlines Group, S.A. and LAN Cargo, S.A. (Chapter 11) in May 2020. The amount of this claim could be modified subject to the eventual appeal of the ruling of the European Court. The procedural stage as of December 31, 2022 is described in Note 30 in section 2 lawsuits received by LATAM Airlines Group S.A. and Subsidiaries.